UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund:  BlackRock Municipal Bond Trust (BBK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,334,333
6.00%, 6/01/39	450	522,131
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,302,158

		3,158,622
Arizona — 8.1%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	233,492
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,306,898
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	900	916,560
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,012,650
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,669,740
5.00%, 12/01/37	2,065	2,293,781
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	822,653
University Medical Center Corp., RB, 6.50%, 7/01/39	500	582,735
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	900	986,238

		13,824,747
Arkansas — 2.9%
Arkansas State University, RB, Jonesboro Campus, Series B:
4.00%, 12/01/28	400	423,352
4.88%, 12/01/43	690	736,216
City of Benton Arkansas, RB:
4.00%, 6/01/39	905	932,114
4.38%, 6/01/44	490	510,404
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,310,952
Municipal Bonds	Par (000)	Value
Arkansas (concluded)
University of Arkansas, Refunding RB, Various Facilities Revenue, Pine Bluff Campus, 3.50%, 12/01/32 (a)	$1,150	$1,129,323

		5,042,361
California — 18.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,287,011
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,312,077
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	1,000	858,370
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,250,720
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	4,500	57,195
Dinuba California Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	273,055
5.75%, 8/01/33	500	547,450
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	1,650	1,277,331
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	8,000	2,578,400
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (c)	1,500	761,130
0.00%, 8/01/33 (c)	4,000	1,375,520
0.00%, 8/01/39 (b)	2,000	1,280,880
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (b)	2,800	2,549,988
San Jose California Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,200	1,173,600
State of California, GO, Refunding:
Various Purposes, 5.00%, 2/01/38	3,000	3,319,680

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding (concluded):
Veterans, AMT, 5.05%, 12/01/36	$305	$307,608
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,368,340
6.00%, 3/01/33	1,000	1,209,050
6.50%, 4/01/33	1,950	2,387,814
5.50%, 3/01/40	2,350	2,710,513

		31,885,732
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,233,753
Denver Health & Hospital Authority, RB, Series A, 4.25%, 12/01/33	260	262,228
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	839,243
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	2,000	2,054,840

		4,390,064
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,250	1,337,575
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	592,064

		1,929,639
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,311,456
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding RB, Series A, 5.00%, 10/01/35	750	817,853
Municipal Bonds	Par (000)	Value
Florida — 4.6%
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	$2,000	$2,206,980
County of Miami-Dade Florida, RB, AMT, Seaport, Series B, 6.00%, 10/01/31	4,135	4,876,199
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center Inc., Project, 5.00%, 6/01/36	125	130,013
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	910	678,623

		7,891,815
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	428,752
Idaho — 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	2,047,273
Illinois — 6.3%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	4,000	3,983,240
City of Chicago Illinois Midway Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/41 (a)	870	913,909
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	723,360
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 11/01/39	650	743,255
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	199,970
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,138,937
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,050,790

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	$1,150	$1,346,650
State of Illinois, GO, 5.00%, 2/01/39	665	692,385

		10,792,496
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,000	1,067,310
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	500	507,020
6.00%, 9/01/39	1,000	1,014,970

		1,521,990
Kansas — 2.6%
County of Seward Kansas Unified School District No 480 Liberal, GO, Refunding, 5.00%, 9/01/39 (a)	4,000	4,372,640
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,033,752
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CAB 1st tier, Downtown Crossing Project, Series C (b):
0.00%, 7/01/34	500	329,405
0.00%, 7/01/39	830	534,545
0.00%, 7/01/43	270	172,835

		3,070,537
Louisiana — 2.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,860	2,028,516
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	280	274,865
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,218,535
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$400	$433,740
Terrebonne Levee & Conservation District, RB, Sales Tax, 4.25%, 7/01/32	385	397,513

		4,353,169
Maryland — 0.4%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	627,287
Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 9/01/43	1,600	1,811,200
Michigan — 3.6%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,459,638
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,127,426
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (f)	1,950	2,540,557

		6,127,621
Minnesota — 3.2%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,429,978
Mississippi — 3.3%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	429,712
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	909,186
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,923,705

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$2,100	$2,312,625

		5,575,228
Missouri — 3.2%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	950,751
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	549,370
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	331,725
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	539,015
Heartland Regional Medical Center, 4.13%, 2/15/43	770	767,390
University of Central Missouri, Series C-2, 4.00%, 10/01/28	400	420,684
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,099,300
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	800	859,208

		5,517,443
Montana — 2.2%
Montana Facility Finance Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series A, 4.75%, 1/01/40	450	473,170
State of Montana Board of Regents, RB, 5.00%, 11/15/43	2,230	2,476,460
Yellowstone County School District No. 2 Billings, GO, 4.50%, 6/15/33	670	744,290

		3,693,920
Multi-State — 6.3%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 10/31/14 (g)(h)	10,500	10,761,030
Municipal Bonds	Par (000)	Value
Nebraska — 1.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	$600	$625,914
City of Omaha Nebraska, RB, Sanitary Sewerage System, 4.00%, 11/15/42	700	715,631
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	280,270
5.00%, 1/01/33	500	556,975

		2,178,790
Nevada — 1.7%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,220	1,232,663
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, 4.25%, 7/01/36	1,000	1,025,940
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	612,105

		2,870,708
New Jersey — 10.0%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	915	63,473
New Jersey EDA, RB:
4.00%, 6/15/35	200	201,176
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	702,445
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	450	503,406
The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	200	213,330
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,506,675
Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,777,625

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (f):
7.13%, 6/01/19	$630	$810,539
7.50%, 6/01/19	800	1,043,784
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	563,749
5.00%, 7/01/25	500	562,905
5.63%, 7/01/37	1,700	1,860,157
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	280	288,400

		17,097,664
New York — 8.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	455	68,296
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	400	461,272
5.00%, 8/01/35	1,580	1,768,399
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (i)	3,165	3,490,330
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,500	1,526,850
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,607,370
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,335	3,762,280
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	800	876,256
Municipal Bonds	Par (000)	Value
New York (concluded)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	$400	$406,228
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	750	821,970

		14,789,251
North Carolina — 3.0%
County of Buncombe North Carolina Metropolitan Sewerage District, RB, 4.00%, 7/01/36	570	590,594
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,682,010
North Carolina Medical Care Commission, Refunding RB:
Health Care Facilities, Novant Health Obligated Group, Series A, 4.00%, 11/01/46	900	875,385
University Health System, Series D, 6.25%, 12/01/33	800	926,976

		5,074,965
North Dakota — 0.2%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	377,184
Oklahoma — 0.7%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,140	1,164,088
Oregon — 2.2%
Central Oregon Community College District, GO, 4.00%, 6/01/40	450	457,880
County of Clackamas Oregon Housing Authority, HRB, M/F Housing, Easton Ridge Apartments Project, Series A, 4.00%, 9/01/49	750	733,875

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A:
5.00%, 6/15/37	$745	$849,076
4.00%, 6/15/38	415	427,114
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	860,535
Oregon State Facilities Authority, Refunding RB, Linfield College Project, Series A, 5.25%, 10/01/40	500	528,060

		3,856,540
Pennsylvania — 3.7%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,869,941
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,622,490
Series D (AGM), 5.00%, 1/01/40	2,600	2,774,486

		6,266,917
Rhode Island — 2.4%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue, Series C, 4.00%, 5/15/33	980	1,006,166
Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,153,110
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 4.50%, 9/01/32	800	882,016
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	988,290

		4,029,582
Tennessee — 1.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,149,426
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	301,098
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	$800	$833,280

		3,283,804
Texas — 17.3%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (f):
7.13%, 12/01/18	500	633,030
7.25%, 12/01/18	1,750	2,225,195
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	11,690	2,332,739
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,722,255
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/36	4,820	1,681,023
0.00%, 9/15/38	10,760	3,376,488
County of Midland Texas Fresh Water Supply District No. 1, Refunding RB, City of Midland Project, 3.38%, 9/15/32	1,575	1,535,940
New Hope Cultural Education Facilities Corp., HRB, University & College Revenue (AGM), 5.00%, 4/01/46	180	192,235
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	867,274
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,380,480
Texas State Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/35 (c)	45,000	12,627,000

		29,573,659

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 2.3%
Vermont Educational & Health Buildings Financing Agency, RB, Fletcher Allen Health Hospital, Series A, 4.75%, 12/01/36	$800	$807,888
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	1,590	1,663,235
Vermont Student Assistance Corp., RB, Series A (a):
4.00%, 6/15/29	210	204,023
4.13%, 6/15/30	1,000	980,400
4.13%, 6/15/31	250	241,638

		3,897,184
Virginia — 1.0%
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	775	773,814
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	971,749

		1,745,563
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,606,136
West Virginia — 0.6%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	1,000	1,090,770
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	1,200	1,315,452
Total Municipal Bonds — 139.1%		237,668,420
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	$3,750	$3,924,825
Massachusetts — 0.9%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,555,458
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)	1,400	1,541,947
New York — 12.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	450	517,360
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,556,515
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	462,888
Series A, 4.75%, 6/15/30	3,000	3,299,610
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	2,500	2,855,368
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,760,184
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,439,459

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
New York (concluded)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$1,560	$1,784,437

		20,675,821
Ohio — 2.1%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,308,863
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,204,120

		3,512,983
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,738,458
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.3%		32,949,492
Total Long-Term Investments (Cost — $250,189,451) — 158.4%		270,617,912

Short-Term Securities — 2.1%	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	3,579,781	$3,579,781
Total Short-Term Securities (Cost — $3,579,781) — 2.1%		3,579,781
Total Investments (Cost — $253,769,232*) — 160.5%		274,197,693
Liabilities in Excess of Other Assets — (3.0)%		(5,227,810)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.7%)		(18,228,394)
VMTP Shares, at Liquidation Value — (46.8%)		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$170,841,489
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$234,934,013

Gross unrealized appreciation		$22,390,252
Gross unrealized depreciation		(1,351,331)

Net unrealized appreciation		$21,038,921

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	$913,909	$2,184
Morgan Stanley & Co. International PLC	$1,426,061	$(4,809)
Piper Jaffray	$4,372,640	$68,760
Stephens, Inc.	$1,129,323	$1,173

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

8	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February, 15, 2019 to June, 15, 2019 is $2,411,773.

(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
FFI Institutional Tax-Exempt Fund	1,669,953	1,909,828	3,579,781	$819

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single Family

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(250)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$31,378,906	$(129,256)

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$270,617,912	—	$270,617,912
Short-Term Securities	$3,579,781	—	—	3,579,781

Total	$3,579,781	$270,617,912	—	$274,197,693

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(129,256)	—	—	$(129,256)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$327,000	—	—	$327,000
Liabilities:
TOB trust certificates	—	$(18,224,759)	—	(18,224,759)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$327,000	$(98,124,759)	—	$(97,797,759)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Trust

Date: July 23, 2014